Supplement dated February 27, 1998
                   to the Prospectus dated April 14, 1997
                                      of
                         Manning & Napier Fund, Inc.

                               Small Cap Series
                                Energy Series
                              Technology Series
                          Financial Services Series
                             International Series
                             Life Sciences Series
                          Global Fixed Income Series
                          World Opportunities Series



     The prospectuses are hereby amended and supplemented as follows:

      Effective February 27, 1998, Manning & Napier Fund, Inc. (the Fund) will be known as Exeter Fund, Inc.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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